Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Description of Plan [Line Items]
Description of Plan
1.	Description of Plan
The following description of the ING Financial Services LLC 401(k) Savings Plan (the “Plan”) is provided for only general information. Participants should refer to the Plan agreement for more complete information.
General
The Plan is a defined contribution plan, which is sponsored by ING Financial Services LLC (the “Company” or “Employer”), covering substantially all employees of the Company and its participating affiliates and subsidiaries. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.
Eligibility and Participation
Participation in the Plan is voluntary. Any employee, as defined by the Plan, who regularly works more than 21 hours per week (a “Full-Time” employee), is eligible to participate in the Plan on the first day of the month after commencing employment with the Company. Any employee who regularly works less than 21 hours per week (a “Part-Time” employee) is eligible to participate in the Plan as of the first day of the month after completing one year of service. One year of service means the completion of 1,000 hours of service in a
12-month
period. Excluded employees include an employee of an affiliated company that is not a participating company, an employee seconded to a participating company by an affiliate company for a temporary period of service, a leased employee, and an individual who was hired for a specified fixed time period and whose employment has not been changed to a permanent status.
Benefits
Employees participating in the Plan, or their beneficiaries, are eligible to receive benefit payments upon termination of service or by reason of death, permanent disability, normal retirement at or after age 65 or early retirement. Such benefit payments are based on the participant’s vested interest in the fair value of the net assets of the Plan. Upon such termination of service, participants have the option of receiving the value of their account balance either as a lump sum or in monthly installments over a fixed period of years.
Contributions
Eligible employees who elect to participate in the Plan agree to contribute 1% to 100% of their eligible salaries, as defined. The Company’s contributions are equal to 100% of the employees’ participating contributions up to 6% of the eligible compensation. The Plan permits the participants to contribute to the Plan on a pre-tax
and/or
post-tax
basis. In addition, employees who are age 50 or older are permitted to make additional contributions. The Plan also provides a “rollover” provision for employees receiving distributions from a qualified plan of a former employer. The Plan includes an auto-enrollment provision whereby all newly eligible and rehired employees are automatically enrolled in the Plan unless they affirmatively elect not to participate in the Plan. Automatically enrolled participants have their deferral rate set at 6% of eligible compensation, and their contributions are invested in a designated fund until changed by the participant and their deferrals are also automatically increased by 1% annually, up to a maximum of 10% of compensation.
In 2019, the Company added a match
true-up
amendment to ensure employees get the maximum match available under the Plan. In the event the match as calculated on periodic payroll cycles results in a shortfall of match due to changes in contribution percentages, the Company will calculate and contribute the difference between the Company match contributions for the Plan year and apply such shortfall in Company contribution to the participant’s deferral contributions and compensation for the entire Plan year and the Company contribution funded during the Plan year if the participant is employed as of the last day of the Plan year.
Contributions are subject to certain Internal Revenue Service (“IRS’) limitations.
Investments Elections
A participant may elect to direct the employee and employer contributions to each, or any investment fund specified in multiples of 1%. Changes in the proportion of contributions and transfers between funds are also permissible, subject to certain restrictions as defined in the Plan.

Vesting
Participants are fully vested in their contributions and earnings thereon. Employees will be 25% vested in the Company match portion of their account with each year of service they complete and fully vested after four years of service.
Forfeitures
Forfeitures from
non-vested
participants’ accounts are used to reduce future Company contributions or to pay for administrative expenses. As of December 31, 2025, and 2024, forfeited non-vested
accounts totaled $238,011 and $140,855, respectively. During 2025, $185,016 of the forfeitures was used to pay certain administrative expenses and $12,237 was used to reduce Company contributions.
Revenue Sharing
The Plan receives quarterly revenue credits under its trust agreement that are funded by Fidelity and are attributable to certain Fidelity investment products, service payments received on certain non-Fidelity
investment products, and net float earnings.. The revenue credit account can be used to pay plan expenses or can be allocated to eligible plan participants as defined in the agreement. Revenue earned from this agreement is recorded as other income amount in the statement of changes of net assets available for benefits. The Plan received approximately $145,500 of revenue credits during 2025, approximately $121,600 of which were allocated to eligible Plan participants and $15,400 of which were used to pay plan expenses. As of December 31, 2025 and 2024, approximately $70,900 and $60,000, respectively, remains in the revenue credit account. Any excess revenue over the Plan expenses during the year will be used to pay future Plan expenses or allocated to eligible plan participants.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and the related Company contributions. Plan earnings and losses are allocated to participant accounts based upon account balances.
Payment of Benefits
Prior to termination of service, a portion of a participant’s contributions may be withdrawn under financial hardship upon written notice in such form as prescribed by the Benefits Committee. Upon withdrawing from the Plan, participants generally receive a full disbursement of their vested account balances. Any participant who has not attained the age of 59
 1
/
2
may
 be subject to a
10
% penalty and applicable income taxes. Upon termination of employment, a participant may receive a distribution of the value of his/her account. Upon the death of a participant, the value of such participant’s account shall be distributed to his/her beneficiary. Participants with vested account balances of less than $
7,000
will be automatically cashed out if terminated. Any distribution greater than $
1,000
that is made to a participant without the participant’s consent before the participant’s normal retirement age will be rolled into an individual retirement plan designated by the Plan administrator. The value of any distribution will be determined as of the valuation date coinciding with or immediately following the participant’s termination of employment.
Notes Receivable from Participants
Participants may request a loan from the Plan up to 50% of their vested account balance, to a maximum of $50,000 with a minimum loan amount of $1,000. Interest is charged to participants based on the prime rate plus 2%, or other such rate as determined by the Plan administrator. A participant may have no more than two loans outstanding at a time. A maximum of 60 months is allowed for all loan repayments with the exception of purchasing a home, when the amortization period can extend to 120 months. Loans are repaid through payroll deductions and repayment begins the first pay period after disbursement of the loan. Loan defaults or non-repayment
of loan balances by participants are reported as taxable distributions from the loan fund. Interest rates on loans outstanding at December 31, 2025 ranged from 5.25% to 10.50%.